Related party transactions	12 Months Ended
Jun. 30, 2018
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Related party transactions

Note 31. Related party transactions

Parent entity

Kazia Therapeutics Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in note 34.

Key management personnel

Disclosures relating to key management personnel are set out in note 27 and the remuneration report included in the directors’ report.

Transactions with related parties

The following transactions occurred with related parties:

	Consolidated
	2018 A$’000	2017 A$’000	2016 A$’000

Payment for other expenses:
Accounting fees paid to Watkins Coffey Martin, an entity (partnership) in which Steven Coffey is a partner	—	—	7

Salary paid to Prue Kelly, the partner of Graham Kelly, a former director	—	—	47

In addition to Director’s fees, Consultancy fees for executive duties while Mr Iain Ross was Acting CEO were paid to Gladstone Consultancy Partnership, a UK based consulting partnership in which he has a beneficial interest.	—	—	266

In addition to Director’s fees, Consultancy fees for executive duties were paid to Kumara Inc, a corporation in which Mr Ian Phillips is a Director and has a beneficial interest.	—	21	120

In addition to Director’s fees, Consultancy fees for executive duties were paid to John O’Connor.	—	38	—

Other transactions:

There were no other transactions with KMP and their related parties.

Receivable from and payable to related parties

There were no trade receivables from or trade payables to related parties at the current and previous reporting date.

Loans to/from related parties

There were no loans to or from related parties at the current and previous reporting date.

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.